Form N-CSR Cover	12 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2024, originally filed with the Securities and Exchange Commission on March 6, 2025, (Accession Number 0001104659-25-021345). The purpose of this amendment is to update the Tailored Shareholder Report for each of the ProFund VP Materials and ProFund VP Technology. ProFund VP Materials "Total Return Based on a $10,000 Investment Graph" and "Average Annual Total Return" table has been amended to include disclosures for the S&P Materials Select Sector Index. ProFund VP Technology's "Total Return Based on a $10,000 Investment Graph" has been amended to reflect the Fund's ending account value of a $10,000 investment and a restated line chart of the Fund's performance comparing the initial and subsequent account value of the most recent 10 fiscal years.
Registrant Name	ProFunds
Entity Central Index Key	0001039803
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024